GAIN FROM DERECOGNITION OF LIABILITIES	12 Months Ended
Dec. 31, 2021
GAIN FROM DERECOGNITION OF LIABILITIES
GAIN FROM DERECOGNITION OF LIABILITIES

26. GAIN FROM DERECOGNITION OF LIABILITIES

In 2020, the Group derecognized payables aged over three years and with expired statute of limitation in RMB 3,926. The Group believes the possibilities to pay are remote and write-off those accrued expenses in 2020.